PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs		$ 27,000,000	$ 23,000,000
Property, plant and equipment (Note 8)		22,550,000,000	22,738,000,000
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (Note 8)		$ 27,729,000,000	$ 27,264,000,000	$ 19,756,000,000
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs, capitalization rate		4.55%	4.45%
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs, capitalization rate		4.63%	4.75%
Pipeline Assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (Note 8)		$ 12,087,000,000	$ 12,454,000,000
Pipeline Assets | Alliance Canada | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
After-tax discount rate	7.90%
Increase (decrease) required for impairment	0.011
Pipeline Assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (Note 8)		$ 14,725,000,000	14,789,000,000	9,613,000,000
Pipeline Assets | Cost | Alliance Canada
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (Note 8)	$ 6,300,000,000
Impairment reversal	$ 0
Pipeline Assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life		1 year
Pipeline Assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life		75 years
Pipeline Assets | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life		40 years
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (Note 8)		$ 1,528,000,000	1,571,000,000
Other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (Note 8)		$ 2,139,000,000	$ 2,121,000,000	$ 2,027,000,000
Other | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life		5 years
Other | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life		40 years
Other | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life		40 years